Investment (Tables)	12 Months Ended
Dec. 31, 2016
Amboy Aggregates [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments

The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:

	2016	2015	2014
Revenue	$—	$139	$13,784
Gross profit (loss)	758	(1,363)	(118)
Income (loss) from continuing operations	758	(3,152)	11,326
Net income (loss)	758	(3,152)	9,527

Lower Main Street Development [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments	The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:
	2015	2014
Revenue	$—	$180
Gross profit	—	180
Net income	28	14,803

TerraSea Environmental Solutions [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments

The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:

	2016	2015	2014
Revenue	$—	$6,960	$11,278
Gross loss	(183)	(3,800)	(19,153)
Net loss	(183)	(3,800)	(19,856)